Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Motor vehicles	1,538,213	1,485,841	209,785
Electronic equipment	1,783,988	2,033,203	287,066
Machinery	1,119,594	1,139,270	160,853
Other equipment	1,041,034	1,413,753	199,607
Construction in progress	-	655,987	92,617
Subtotal	5,482,829	6,728,054	949,928
Less: accumulated depreciation	(2,869,565)	(3,200,069)	(451,815)
	2,613,264	3,527,985	498,113
Less: impairment charges	-	(2,404,009)	(339,420)
Property and equipment, net	2,613,264	1,123,976	158,693

Depreciation expense was RMB545,048, RMB685,714 and RMB881,076 (US$124,398) for the years ended December 31, 2021, 2022 and 2023, respectively.

During the year ended December 31, 2023, there was a triggering event of negative cash flow and operating losses at the freight forwarding and warehousing asset group level that indicated the carrying amounts of the Company’s long-lived assets may not be recoverable. In accordance with ASC 360, with regard to the long-lived assets, the Company performed an undiscounted cash flow analysis and concluded that the carrying value of the asset group was not recoverable. Accordingly, the Company then performed analysis to estimate the fair value of the other long -lived assets and recognized an impairment charge within operating expenses of RMB2.4 million (US$0.3 million) against the property and equipment by the amount by which the carrying value of the asset group’s long-lived assets exceeded their estimated fair value for the year ended December 31, 2023. Key assumptions utilized in the determination of far value include expected future cash flows and working capital requirements. While the Company believe the expectations and assumptions about the future are reasonable, they are inherently uncertain. No impairment charges were recognized during the year ended December 31, 2022.